Investment Securities (Tables)	12 Months Ended
Dec. 31, 2015
Available-for-sale Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
Our portfolio of securities includes bonds, equity securities, asset- and mortgage-backed securities, and other investments. The cost, fair value, and gross unrealized gains and losses on available-for-sale securities were as follows.

	2015				2014
	Amortized cost	Gross unrealized		Fair value	Amortized cost	Gross unrealized		Fair value
December 31, ($ in millions)		gains	losses			gains	losses
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$1,760	$—	$(19)	$1,741	$1,195	$1	$(18)	$1,178
U.S. States and political subdivisions	693	24	(1)	716	389	17	—	406
Foreign government	169	8	—	177	224	8	—	232
Mortgage-backed residential (a)	10,459	52	(145)	10,366	10,431	119	(125)	10,425
Mortgage-backed commercial	486	—	(5)	481	254	—	(1)	253
Asset-backed	1,762	1	(8)	1,755	1,989	5	(3)	1,991
Corporate debt	1,213	8	(17)	1,204	734	14	(2)	746
Total debt securities (b) (c)	16,542	93	(195)	16,440	15,216	164	(149)	15,231
Equity securities	808	3	(94)	717	891	49	(34)	906
Total available-for-sale securities	$17,350	$96	$(289)	$17,157	$16,107	$213	$(183)	$16,137

(a)	Residential mortgage-backed securities include agency-backed bonds totaling $7,544 million and $7,557 million at December 31, 2015, and December 31, 2014, respectively.

(b)
Certain entities related to our Insurance operations are required to deposit securities with state regulatory authorities. These deposited securities totaled $14 million and $15 million at December 31, 2015, and December 31, 2014, respectively.

(c)
Investment securities with a fair value of $2,506 million and $801 million at December 31, 2015, and December 31, 2014, were pledged to secure advances from the FHLB, short-term borrowings or repurchase agreements and for other purposes as required by contractual obligation or law. Under these agreements, Ally has granted the counterparty the right to sell or pledge $745 million of the underlying investment securities.

Investments Classified by Contractual Maturity Date [Table Text Block]
The maturity distribution of available-for-sale debt securities outstanding is summarized in the following tables. Call or prepayment options may cause actual maturities to differ from contractual maturities.

	Total		Due in one year or less		Due after one year through five years		Due after five years through ten years		Due after ten years
($ in millions)	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield	Amount	Yield
December 31, 2015
Fair value of available-for-sale debt securities (a)
U.S. Treasury and federal agencies	$1,741	1.8%	$6	5.1%	$510	1.2%	$1,225	2.1%	$—	—%
U.S. States and political subdivisions	716	3.2	86	1.3	37	2.2	141	2.8	452	3.7
Foreign government	177	2.6	9	1.9	77	2.8	91	2.6	—	—
Mortgage-backed residential	10,366	2.9	—	—	33	2.1	36	2.5	10,297	2.9
Mortgage-backed commercial	481	2.0	—	—	—	—	3	2.7	478	2.0
Asset-backed	1,755	2.3	6	1.4	1,027	2.1	518	2.6	204	2.2
Corporate debt	1,204	2.9	50	3.0	713	2.5	410	3.4	31	5.4
Total available-for-sale debt securities	$16,440	2.7	$157	2.0	$2,397	2.1	$2,424	2.5	$11,462	2.9
Amortized cost of available-for-sale debt securities	$16,542		$156		$2,404		$2,436		$11,546
December 31, 2014
Fair value of available-for-sale debt securities (a)
U.S. Treasury and federal agencies	$1,178	1.5%	$7	3.0%	$677	1.2%	$494	1.9%	$—	—%
U.S. States and political subdivisions	406	3.7	34	1.9	12	2.1	106	3.0	254	4.3
Foreign government	232	2.7	—	—	128	2.5	104	2.9	—	—
Mortgage-backed residential	10,425	2.6	34	3.1	58	2.1	—	—	10,333	2.6
Mortgage-backed commercial	253	1.5	—	—	30	1.8	—	—	223	1.4
Asset-backed	1,991	1.9	—	—	1,311	1.9	463	2.0	217	2.2
Corporate debt	746	3.2	33	3.1	460	2.7	216	3.8	37	5.6
Total available-for-sale debt securities	$15,231	2.5	$108	2.7	$2,676	1.9	$1,383	2.4	$11,064	2.6
Amortized cost of available-for-sale debt securities	$15,216		$108		$2,674		$1,374		$11,060

(a)
Yield is calculated using the effective yield of each security at the end of the period, weighted based on the market value. The effective yield considers the contractual coupon and amortized cost, and excludes expected capital gains and losses.

Investment Income [Table Text Block]
The following table presents interest and dividends on available-for-sale securities.

Year ended December 31, ($ in millions)	2015	2014	2013
Taxable interest	$340	$336	$297
Taxable dividends	23	20	25
Interest and dividends exempt from U.S. federal income tax	18	11	3
Interest and dividends on available-for-sale securities	$381	$367	$325

Schedule of Realized Gain (Loss) [Table Text Block]
The following table presents gross gains and losses realized upon the sales of available-for-sale securities and other-than-temporary impairment.

Year ended December 31, ($ in millions)	2015	2014	2013
Gross realized gains	$184	$209	$221
Gross realized losses (a)	(15)	(14)	(21)
Other-than-temporary impairment	(14)	(14)	(20)
Other gain on investments, net	$155	$181	$180

(a)
Certain available-for-sale securities were sold at a loss in 2015, 2014, and 2013 as a result of market conditions within these respective periods (e.g., a downgrade in the rating of a debt security), in accordance with our risk management policies and practices.

Schedule of Unrealized Loss on Investments [Table Text Block]
The table below summarizes available-for-sale securities in an unrealized loss position in accumulated other comprehensive income. Based on the assessment of whether such loses were deemed to be other than temporary, we believe that the unrealized losses are not indicative of an other-than-temporary impairment of these securities. As of December 31, 2015, we did not have the intent to sell the debt securities with an unrealized loss position in accumulated other comprehensive income, it is not more likely than not that we will be required to sell these securities before recovery of their amortized cost basis, and we expect to recover the entire amortized cost basis of the securities. As of December 31, 2015, we had the ability and intent to hold equity securities with an unrealized loss position in accumulated other comprehensive income, and it is not more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. As a result, we believe that the securities with an unrealized loss position in accumulated other comprehensive income are not considered to be other-than-temporarily impaired at December 31, 2015. Refer to Note 1 for additional information related to investment securities and our methodology for evaluating potential other-than-temporary impairments.

	2015				2014
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
December 31, ($ in millions)	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss	Fair value	Unrealized loss
Available-for-sale securities
Debt securities
U.S. Treasury and federal agencies	$1,553	$(17)	$173	$(2)	$297	$(3)	$859	$(15)
U.S. States and political subdivisions	179	(1)	—	—	50	—	—	—
Foreign government	2	—	—	—	—	—	—	—
Mortgage-backed	4,096	(43)	2,453	(107)	1,172	(10)	3,098	(116)
Asset-backed	1,402	(8)	64	—	819	(3)	8	—
Corporate debt	745	(16)	12	(1)	132	(2)	11	—
Total temporarily impaired debt securities	7,977	(85)	2,702	(110)	2,470	(18)	3,976	(131)
Temporarily impaired equity securities	534	(54)	96	(40)	231	(24)	40	(10)
Total temporarily impaired available-for-sale securities	$8,511	$(139)	$2,798	$(150)	$2,701	$(42)	$4,016	$(141)